Employee Stock Purchase Plan and Stock Plan (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Employee Share Purchases	Employees purchased the following shares in the periods presented:

	Year Ended December 31,
	2015	2014	2013
Shares purchased	21	13	6
Average price per share	$5.40	$6.24	$4.90

Schedule of Stock Option Plan Activity
The following is a further breakdown of the stock option activity under the Stock Plan:

	Year Ended December 31, 2015
	Shares	Weighted Average Exercise Price	Weighted Average Contractual Life (In years)	Aggregate Intrinsic Value (In thousands)
Outstanding at December 31, 2013	3,613	$5.57
Granted	579	$6.25
Exercised	(223)	$5.53
Forfeited/Cancelled	(288)	$7.86
Outstanding at December 31, 2014	3,681	$5.50
Granted	526	$8.91
Exercised	(154)	$4.36
Forfeited/Cancelled	(100)	$11.76
Outstanding at December 31, 2015	3,953	$5.84	6.55	$2,441
Vested or expected to vest at December 31, 2015	3,918	$5.83	6.53	$2,436
Exercisable at December 31, 2015	2,570	$5.80	5.64	$1,558

Schedule of Non-vested Stock Options

A summary of the Company’s non-vested stock options as of December 31, 2015, and changes during the fiscal year then ended is as follows:

		Weighted Average Grant Date
Non-vested Options	Shares	Fair Market Value
Non-vested at December 31, 2014	1,803	$2.43
Granted	526	$4.88
Vested	(898)	$4.13
Forfeited/Cancelled	(48)	$6.40
Non-vested at December 31, 2015	1,383	$5.92
The follow

Schedule of Range of Exercise Price for Options Outstanding
The following table summarizes certain information concerning outstanding options at December 31, 2015:

Range of Exercise Price	Options Outstanding at December 31, 2015
$2.37 – $3.99	1,396
$5.37 – $7.19	1,070
$8.20 – $9.09	1,467
$35.42	20
$2.37 – $35.42	3,953

Schedule of Nonvested Restricted Stock Options
A summary of the Company’s non-vested restricted stock as of December 31, 2015, and changes during the fiscal year then ended is as follows:

		Weighted Average Grant Date
Non-vested Restricted Stock	Shares	Fair Market Value
Non-vested at December 31, 2014	290	$7.57
Granted	158	$8.95
Vested	(179)	$7.67
Forfeited/Cancelled	(3)	$8.77
Non-vested at December 31, 2015	266	$8.31